Right-Of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Non-Cancellable Lease Contracts	12 Months Ended
Nov. 30, 2023
Schedule of Non-Cancellable Lease Contracts [Abstract]
Description of lease	Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong
Lease term	From February 14, 2023 through March 31, 2025